Related Parties	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related Parties

13.	RELATED PARTIES
13.1 Related party transactions
The mainly transactions with related parties refer
to:

•
Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies; (ii) balances of financial investments; and (iii) bank deposits.

•
Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved, and corporate policies; (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts; (iv) financing for research and product development at market rates for this kind of financing; (v) loans and financing; and (vi) export financing.

•
Profit or loss: (i) purchases and sales of aircraft, components and spare parts and development of products for the Defense & Security market; (ii) financial income and expenses from financial investments and expenses from loans and financing; and (iii) supplementary pension plan.

13.2 Brazilian Federal Government
The Brazilian Federal Government maintains direct and indirect participation through the ownership of a common share called golden share. As of December 31, 2023, the Brazilian Federal Government held an indirect interest of 5.37% in the Company’s capital through BNDES Participações S.A (“BNDESPAR”), a wholly owned subsidiary of the
Banco Nacional do Desenvolvimento Econômico e Social
(the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
The Brazilian government plays a key role in the Company’s business activities, including as:

•	Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army, and Brazilian Navy).

•	Source of research and development financing through technology development institutions ( Financiadora de Estudos e Projetos - FINEP and BNDES).

•	Export credit agency (through the BNDES), and

•	Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).

Below, the balances and results with related
parties:

	12.31.2023
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	209.1	—	73.6	—	15.0	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.6	—	626.1	(20.2)	—
Caixa Econômica Federal	0.1	—	—	—	—	—
Comando da Aeronáutica (Brazilian Air Force)	307.9	71.9	—	—	—	8.8
Exército Brasileiro (Brazilian Army)	6.6	8.9	—	—	—	0.1
Embraer Prev - Sociedade de Previdência Complementar	—	0.3	—	—	—	(17.3)
Ez Air Interior Limited	10.8	10.8	11.6	11.6	—	—
Financiadora de Estudo e Projetos – FINEP	—	—	—	—	(0.1)	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.6	—
Marinha do Brasil (Brazilian Navy)	2.4	3.8	—	—	—	(1.3)

	537.0	97.3	151.7	637.7	(2.7)	(9.7)

	12.31.2022
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	329.0	—	73.5	—	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.3	—	300.0	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	363.1	59.9	—	—	—	29.6
Exército Brasileiro (Brazilian Army)	5.7	7.9	—	—	—	2.1
Embraer Prev - Sociedade de Previdência Complementar	—	—	—	—	—	(9.7)
Ez Air Interior Limited	5.2	5.2	21.7	21.7	—	—
Financiadora de Estudo e Projetos – FINEP	—	6.4	—	—	(0.4)	—
FIP Aeroespacial	—	—	—	11.2	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.5	—
Marinha do Brasil (Brazilian Navy)	1.7	1.8	—	—	—	(1.4)

	704.8	82.5	161.7	332.9	2.0	20.6

	12.31.2021
	Financial	Operating
	Results	Results
Banco do Brasil S.A.	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(6.2)	—
Comando da Aeronáutica (Brazilian Air Force)	—	(42.0)
Marinha do Brasil (Brazilian Navy)	—	(2.0)
Embraer Prev - Sociedade de Previdência Complementar	—	(12.0)
Exército Brasileiro (Brazilian Army)	—	3.3
Financiadora de Estudo e Projetos – FINEP	(0.7)	—

	(8.7)	(52.7)

13.3 Remuneration of key management personnel
The remuneration of key Administration personnel comprises:

			12.31.2023	12.31.2022	12.31.2021
Short-term benefits	(i	)	8.5	8.5	6.1
Share based payment	(ii	)	2.7	(1.0)	2.4

Total remuneration			11.2	7.5	8.5

(i)	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
(ii)	Share-based remuneration increased in 2023 with the appreciation of Embraer’s virtual shares in the market (Note 26) and reduced in 2022 due to the devaluation of shares in that period.
The Company considers as key management personnel the members of the statutory Board of Directors and statutory Executive Directors.